As filed with the Securities and Exchange Commission on June 26, 2020

Securities Act File No. 333-

Investment Company Act File No. 811-23491

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 5	☒

ANGEL OAK DYNAMIC FINANCIAL STRATEGIES INCOME TERM TRUST

(Exact Name of Registrant as Specified in Charter)

3344 Peachtree Road NE, Suite 1725

Atlanta, Georgia 30326

(Address of Principal Executive Offices)

(404) 953-4900

Registrant’s Telephone Number, Including Area Code:

Dory S. Black, Esq., President

c/o Angel Oak Capital Advisors, LLC

3344 Peachtree Road NE, Suite 1725

Atlanta, GA 30326

(Name and Address of Agent for Service)

Copies of communications to:

Douglas P. Dick

Stephen T. Cohen

Dechert LLP

1900 K Street NW

Washington, DC 20006

Michael K. Hoffman Skadden, Arps, Slate, Meagher & Flom LLP Four Times Square New York, New York 10036	Kevin T. Hardy Skadden, Arps, Slate, Meagher & Flom LLP 155 North Wacker Drive Chicago, Illinois 60606

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended, other than securities offered in connection with a dividend reinvestment plan, check the following box.   ☐

It is proposed that this filing will become effective (check appropriate box)

☐	when declared effective pursuant to Section 8(c).

If appropriate, check the following box:

☐	This amendment designates a new effective date for a previously filed registration statement.

☒

This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-234743.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price Per Unit	Proposed Maximum Aggregate Offering Price (1)	Amount of Registration Fee
Common Shares of Beneficial Interest
Total	406,845	$20.00	$8,136,900	$1,056.17

(1)	Estimated pursuant to Rule 457(a) under the Securities Act of 1933, as amended, solely for the purposes of calculating the registration fee.

EXPLANATORY NOTE

This Registration Statement is being filed to register additional common shares of beneficial interest of the Registrant pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the Registration Statement on Form N-2 relating to the same offering and all amendments thereto (File No. 333-234743), including the prospectus and statement of additional information included therein and the exhibits thereto (other than the consents filed herewith), declared effective on June 25, 2020, are incorporated herein by reference.

PART C: OTHER INFORMATION

Item 25. Financial Statements and Exhibits

(1)	Financial Statements:

Part A: Not applicable, as Registrant has not yet commenced operations.

Part B: Statement of Assets and Liabilities. Financial statements indicating that Registrant has met the net worth requirements of Section 14(a) of the Investment Company Act of 1940 are hereby incorporated by reference to Pre-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-2, filed June 24, 2020.

(2)	Exhibits:

	(a)	(1) Certificate of Trust dated October 23, 2019.* (2) Declaration of Trust.**

	(b)	By-Laws.**

	(c)	Not applicable.

	(d)	Not applicable.

	(e)	Terms and Conditions of Dividend Reinvestment Plan.**

	(f)	Not applicable.

	(g)	Form of Investment Advisory Agreement between the Registrant and Angel Oak Capital Advisors, LLC.**

	(h)	(1) Form of Underwriting Agreement.***

(2) Form of Master Selected Dealer Agreement.***

(3) Form of Master Agreement Among Underwriters.***

(4) Form of Structuring Fee Agreement between Angel Oak Capital Advisors, LLC and UBS Securities LLC.***

(5) Form of Structuring Fee Agreement between Angel Oak Capital Advisors, LLC and Wells Fargo Securities, LLC.***

(6) Form of Structuring Fee Agreement between Angel Oak Capital Advisors, LLC and Keefe, Bruyette & Woods, Inc.***

(7) Form of Structuring Fee Agreement between Angel Oak Capital Advisors, LLC and Oppenheimer & Co. Inc.***

(8) Form of Structuring Fee Agreement between Angel Oak Capital Advisors, LLC and RBC Capital Markets, LLC.***

(9) Form of Structuring Fee Agreement between Angel Oak Capital Advisors, LLC and Qualifying Underwriters.***

(i)	Not applicable.

(j)	Custody Agreement between the Registrant and U.S. Bank National Association.**

(k)	(1) Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC.**

(2) Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC.**

(3) Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC.**

(4) Investor Support Services Agreement between the Registrant and Destra Capital Investments LLC.***

(5) Distribution Assistance Agreement between Angel Oak Capital Advisors, LLC and Destra Capital Investments LLC.*** (6) Expense Limitation Agreement.**

(7) Consulting Agreement with Arbor Lane Advisors.***

(l)	Opinion and Consent of Dechert LLP.****

(m)	Not applicable.

(n)	Consent of Independent Registered Public Accounting Firm.****

(o)	Not applicable.

(p)	Subscription Agreement.**

(q)	Not applicable.

(r)	(1) Code of Ethics of the Registrant.**

(2) Code of Ethics of Angel Oak Capital Advisors, LLC.**

(s)	Powers of Attorney dated November 12, 2019.*

(t)	Not applicable.

*	Incorporated by reference to the Registrant’s Initial Registration Statement on Form N-2, filed November 15, 2019.
**	Incorporated by reference to the Registrant’s Registration Statement on Form N-2, filed May 15, 2020.
***	Incorporated by reference to the Registrant’s Registration Statement on Form N-2, filed June 24, 2020.
****	Filed herewith.

Item 26. Marketing Arrangements

Reference is made to the Underwriting Agreement, a form of which is incorporated by reference to the Registrant’s Registration Statement on Form N-2, filed June 24, 2020.

Item 27. Other Expenses of Issuance or Distribution

The approximate expenses in connection with the offering are as follows:

Registration and Filing Fees	$11,033
Financial Industry Regulatory Authority Fees	$14,250
New York Stock Exchange Fees	$20,000
Cost of Printing and Engraving	$117,500
Accounting Fees and Expenses	$5,000
Legal Fees and Expenses	$400,000
Miscellaneous	$0

Total	$566,783

Item 28. Persons Controlled by or Under Common Control with the Registrant

None.

Item 29. Number of Holder of Securities

As of June 19, 2020:

Title of Class	Number of Record Holders
Common Shares	1

Item 30. Indemnification

Reference is made to Article VII, Section  3 of Registrant’s Declaration of Trust, which is incorporated by reference to the Registrant’s Registration Statement on Form N-2, filed May 15, 2020.

Reference is made to Section  11 of the Investment Advisory Agreement between Registrant and Angel Oak Capital Advisors, LLC, a form of which is incorporated by reference to the Registrant’s Registration Statement on Form N-2, filed May  15, 2020.

Reference is made to the Underwriting Agreement, a form of which is incorporated by reference to the Registrant’s Registration Statement on Form N-2, filed June 24, 2020.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to the trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by the trustees, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by the trustees, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser

Angel Oak Capital Advisors, LLC serves as the investment adviser to the Registrant. Angel Oak Capital Advisors, LLC is engaged in the investment advisory business. For information as to the business, profession, vocation or employment of a substantial nature in which Angel Oak Capital Advisors, LLC and each of its executive officers and directors is or has been, during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee, reference is made to the information set forth in Angel Oak Capital Advisors, LLC’s Form ADV (File No. 801-70670), as filed with the SEC and incorporated herein by reference.

Item 32. Location of Accounts and Records

The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained at the offices of:

Angel Oak Capital Advisors, LLC, 3344 Peachtree Rd. NE, Suite 1725, Atlanta, Georgia 30326 (records relating to its function as investment adviser to the Registrant).

U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (records relating to its function as administrator, fund accountant and transfer agent and dividend disbursing agent).

U.S. Bank National Association, 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin, 53212 (records relating to its function as custodian).

Item 33. Management Services

Not applicable.

Item 34. Undertakings

1.

Registrant undertakes to suspend the offering of its Shares until it amends the prospectus filed herewith if (1) subsequent to the effective date of its registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement, or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.	Not applicable.

3.	Not applicable.

4.	Not applicable.

5.	The Registrant undertakes that:

a.

For purposes of determining any liability under the 1933 Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act shall be deemed to be part of this registration statement as of the time it was declared effective; and

b.

For the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

6.

The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Atlanta and State of Georgia on the 25th day of June, 2020.

ANGEL OAK DYNAMIC FINANCIAL STRATEGIES INCOME TERM TRUST (A Delaware statutory trust)

By:	/s/ Dory S. Black
Dory S. Black
President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Name	Title	Date

/s/ Alvin R. Albe, Jr.*	Trustee	June 25, 2020
Alvin R. Albe, Jr.

/s/ Ira P. Cohen*	Trustee	June 25, 2020
Ira P. Cohen

/s/ Andrea N. Mullins*	Trustee	June 25, 2020
Andrea N. Mullins

/s/ Keith M. Schappert*	Trustee	June 25, 2020
Keith M. Schappert

/s/ Sreeniwas V. Prabhu*	Trustee	June 25, 2020
Sreeniwas V. Prabhu

Samuel R. Dunlap, III*	Trustee	June 25, 2020
Samuel R. Dunlap, III

/s/ Dory S. Black	President	June 25, 2020
Dory S. Black

/s/ Daniel Fazioli	Treasurer, Principal Financial Officer and Principal Accounting Officer	June 25, 2020
Daniel Fazioli

*By:	/s/ Dory S. Black
Dory S. Black
Attorney-in-Fact pursuant to
Powers of Attorney

EXHIBIT INDEX

(l)	Opinion and Consent of Dechert LLP.

(n)	Consent of Independent Registered Public Accounting Firm.